Related party transactions - Schedule of Compensation of Key Management Personnel (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Compensation
Salaries and other short-term benefits	£ 14	£ 16	£ 12
Post-employment benefits	0	0	0
Share-based payments	20	22	16
Total compensation	£ 34	£ 38	£ 28